Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss from operations	$ (2,709,596)	$ (3,688,346)	$ (824,224)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	60,649	17,211	5,056
Change in fair value of warrants		60,454	77,551
Share-based compensation	126,769	75,896
Financial expense (income)	18,237	(133,816)	(39,731)
Increase in accrued severance pay	43,449	153,233	55,052
Increase in trade receivables, net	(1,383,810)	(1,035,013)	(443,944)
Decrease (increase) in other current assets and prepaid expenses	186,782	(356,718)	(95)
Increase in inventories	(977,922)	(590,245)	(140,417)
Increase in trade payables	131,276	619,692	213,859
Increase in other current liabilities	633,009	20,625	221,891
Net cash used in operating activities	(3,871,157)	(4,857,027)	(875,002)
Cash flows from investing activities:
Investment in short-term bank deposits	(6,000,000)	(12,500,000)
Proceeds from short-term bank deposits	12,000,000	3,500,000
Investment in severance funds		(20,103)	(21,457)
Investment in marketable equity securities	(200,000)
Proceeds from marketable equity securities	108,857
Purchase of property and equipment	(90,508)	(284,490)	(7,967)
Net cash provided by (used in) investing activities	5,818,349	(9,304,593)	(29,424)
Cash flows from financing activities:
Repayment of short-term bank credit		(410,324)	(56,638)
loan received from related party			199,547
Repurchase of treasury shares	(119,536)
Issuance of shares and warrants		17,824,992	1,500,000
Issuance costs paid		(2,101,875)	(179,913)
Long-term bank loans received			183,038
Early repayment of long-term bank loans		(744,769)	(125,247)
Repayment of loan from shareholder		(200,000)
Deferred issuance costs			(621,607)
Net cash provided by (used in) financing activities	(119,536)	14,368,024	899,180
Increase (decrease) in cash, cash equivalents and restricted cash	1,827,656	206,404	(5,245)
Cash, cash equivalents and restricted deposits at the beginning of the year	255,530	49,126	54,371
Cash, cash equivalents and restricted deposits at the end of the year	2,083,186	255,530	49,126
Supplementary disclosure on cash flows:
Interest paid	5,934	16,882	15,372
Interest received	157,627	8,686	154
Supplemental disclosures of non-cash flow information:
Non-cash deferred issuance costs			249,564
Reclassification of warrants to purchase ordinary shares from liability to equity		$ 412,299